OPERATING LEASES - Summary (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING LEASES
Operating lease cost	¥ 5,190,078	¥ 6,829,793	¥ 7,549,026
Short-term lease cost	2,846,447	¥ 1,263,426	¥ 1,480,259
Leasing costs other than operating leases costs and short-term lease	¥ 0